United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: Juen 30, 2003

Check here if amendment [  ]; Amendment Number
This Amendment (Check only one.) [  ] is a restatement
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas July 22, 2003

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acxiom Corp                    COM              005125109     2320   152120 SH       SOLE                   152120
Advance PCS                    COM              00790K109     1687    44100 SH       SOLE                    44100
Alltel Corp                    COM              020039103     1385    28725 SH       SOLE                    28725
American Intl Group Inc        COM              026874107     1686    30559 SH       SOLE                    30559
Amgen Inc                      COM              031162100     2744    41611 SH       SOLE                    41611
Anadarko Pete Corp             COM              032511107      289     6500 SH       SOLE                     6500
Anheuser Busch Cos             COM              035229103      444     8700 SH       SOLE                     8700
Aol Time Warner Inc Com        COM              00184A105     1347    83690 SH       SOLE                    83690
BJ Services                    COM              055482103     2325    62225 SH       SOLE                    62225
BP Amoco PLC ADR               COM              055622104      446    10604 SH       SOLE                    10604
Bank of the Ozarks             COM              063904106      277     7200 SH       SOLE                     7200
Bristol Myers Squibb           COM              110122108      332    12210 SH       SOLE                    12210
Cardinal Health Inc            COM              14149Y108     2469    38400 SH       SOLE                    38400
Citigroup Inc.                 COM              172967101     3032    70841 SH       SOLE                    70841
Citizens Holding Co            COM              174715102      776    46327 SH       SOLE                    46327
Clayton Homes Inc              COM              184190106      384    30631 SH       SOLE                    30631
Coca Cola Co                   COM              191216100      835    18000 SH       SOLE                    18000
Danaher Corp                   COM              235851102      245     3600 SH       SOLE                     3600
Diebold Inc.                   COM              253651103     2165    50050 SH       SOLE                    50050
EMC Corp.                      COM              268648102     1836   175357 SH       SOLE                   175357
Exxon Mobil Corp               COM              302290101     1156    32204 SH       SOLE                    32204
Federal National Mtg Assoc.    COM              313586109     2290    33955 SH       SOLE                    33955
First Data Corp.               COM              319963104     2723    65710 SH       SOLE                    65710
General Electric Co.           COM              369604103     3698   128955 SH       SOLE                   128955
Intel Corp.                    COM              458140100     1862    89486 SH       SOLE                    89486
International Business Machine COM              459200101     2574    31200 SH       SOLE                    31200
International Paper Co         COM              460146103      236     6600 SH       SOLE                     6600
Intersil Corp.                 COM              46069S109      336    12625 SH       SOLE                    12625
L3 Communications              COM              502424104     2316    53250 SH       SOLE                    53250
Lowes Cos Inc                  COM              548661107     2446    56945 SH       SOLE                    56945
Microsoft Corp                 COM              594918104     1402    54675 SH       SOLE                    54675
Morgan St Dean Witter          COM              617446448     1890    44212 SH       SOLE                    44212
Murphy Oil Corp.               COM              626717102      434     8250 SH       SOLE                     8250
Oracle Corp                    COM              68389X105     1997   166307 SH       SOLE                   166307
Pepsico Inc                    COM              713448108     1487    33425 SH       SOLE                    33425
Pfizer Inc                     COM              717081103     3684   107878 SH       SOLE                   107878
Pitney Bowes Inc               COM              724479100      937    24400 SH       SOLE                    24400
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
Quest Diagnostics Inc.         COM              74834L100     2064    32350 SH       SOLE                    32350
Regions Finl Corp              COM              758940100      233     6910 SH       SOLE                     6910
Schlumberger Ltd               COM              806857108     1977    41550 SH       SOLE                    41550
Scotts Companies               COM              810186106     1836    37100 SH       SOLE                    37100
Southwest Airls Co             COM              844741108     1644    95564 SH       SOLE                    95564
Sun Microsystems Inc           COM              866810104       65    14000 SH       SOLE                    14000
Tellabs Inc                    COM              879664100      167    25450 SH       SOLE                    25450
Texas Instrs Inc               COM              882508104     1634    92848 SH       SOLE                    92848
Tyco Intl LTD New              COM              902124106     1978   104197 SH       SOLE                   104197
Tyson Foods Inc Cl A           COM              902494103      167    15735 SH       SOLE                    15735
Union Pac Corp                 COM              907818108      226     3900 SH       SOLE                     3900
United Parcel Service          COM              911312106     2094    32875 SH       SOLE                    32875
United Technologies            COM              913017109      524     7396 SH       SOLE                     7396
Wal Mart Stores Inc            COM              931142103     7313   136254 SH       SOLE                   136254
Whirlpool Corp                 COM              963320106      229     3600 SH       SOLE                     3600
Wyeth                          COM              983024100     1130    24800 SH       SOLE                    24800


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 54

Form 13F Information Tablle Value Total: $81,773
List of Other Included Managers:
No.		13F File Number		Name